Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 7. FAIR VALUE MEASUREMENTS
Financial Instruments
The financial instruments recorded in our Consolidated Balance Sheets include cash and cash equivalents, restricted cash and cash equivalents, accounts receivable, marketable securities, equity and cost method investments, accounts payable and accrued expenses, acquisition-related contingent consideration and debt obligations. Included in cash and cash equivalents and restricted cash and cash equivalents are money market funds representing a type of mutual fund required by law to invest in low-risk securities (for example, U.S. government bonds, U.S. Treasury Bills and commercial paper). Money market funds are structured to maintain the fund’s net asset value at $1.00 per unit, which assists in providing adequate liquidity upon demand by the holder. Money market funds pay dividends that generally reflect short-term interest rates. Thus, only the dividend yield fluctuates. Due to their short-term maturity, the carrying amounts of non-restricted and restricted cash and cash equivalents (including money market funds), accounts receivable, accounts payable and accrued expenses approximate their fair values.
Fair value guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.

•
Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Marketable Securities
Equity securities consist of investments in the stock of publicly traded companies, the values of which are based on quoted market prices and thus represent Level 1 measurements within the fair value hierarchy, as defined above. These securities are not held to support current operations and are therefore classified as non-current assets. Equity securities are included in Marketable securities in the Consolidated Balance Sheets at December 31, 2014 and December 31, 2013.
At the time of purchase, we classify our marketable securities as either available-for-sale securities or trading securities, depending on our intent at that time. Available-for-sale and trading securities are carried at fair value with unrealized holding gains and losses recorded within other comprehensive income or net income, respectively. The Company reviews unrealized losses associated with available-for-sale securities to determine the classification as a “temporary” or “other-than-temporary” impairment. A temporary impairment results in an unrealized loss being recorded in other comprehensive income. An impairment that is viewed as other-than-temporary is recognized in net income. The Company considers various factors in determining the classification, including the length of time and extent to which the fair value has been less than the Company’s cost basis, the financial condition and near-term prospects of the issuer or investee, and the Company’s ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in market value.
Loans Receivable
Our loans receivable at December 31, 2014 relate primarily to loans totaling $16.3 million to our joint venture owned through our Litha subsidiary. The joint venture investment is further described below. The majority of this amount is secured by certain of the assets of our joint venture. The fair values of these loans were based on anticipated cash flows, which approximate the carrying amount, and were classified in Level 2 measurements in the fair value hierarchy. These loans are included in Other assets in our Consolidated Balance Sheet at December 31, 2014.
Equity and Cost Method Investments
We have various investments which we account for using the equity or cost method of accounting, including a $31.4 million joint venture investment in the Biologicals and Vaccines Institute of Southern Africa (Pty) Limited, owned through our Litha subsidiary, which is accounted for as an equity method investment. The fair value of the equity method and cost method investments is not readily available nor have we estimated the fair value of these investments and disclosure is not required. The Company is not aware of any identified events or changes in circumstances that would have a significant adverse effect on the carrying value of any of our equity or cost method investments included in Other assets in our Consolidated Balance Sheets at December 31, 2014 and December 31, 2013.
Acquisition-Related Contingent Consideration
Acquisition-related contingent consideration is measured at fair value on a recurring basis using unobservable inputs, hence these instruments represent Level 3 measurements within the fair value hierarchy. See Recurring Fair Value Measurements below for additional information on the fair value methodology used for the acquisition-related contingent consideration.
Voltaren® Gel Royalties due to Novartis
The initial fair value of the Minimum Voltaren® Gel royalties due to Novartis were determined using an income approach (present value technique) taking into consideration the level and timing of expected cash flows and an assumed discount rate. These assumptions are based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value hierarchy. The liability is currently being accreted up to the expected minimum payments, less payments made to date. We believe the carrying amount of this minimum royalty guarantee at December 31, 2014 and December 31, 2013 represents a reasonable approximation of the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. Accordingly, the carrying value approximates fair value as of December 31, 2014 and December 31, 2013.
Recurring Fair Value Measurements
The Company’s financial assets and liabilities measured at fair value on a recurring basis at December 31, 2014 and December 31, 2013 were as follows (in thousands):

	Fair Value Measurements at Reporting Date using:
December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market funds	$279,327	$—	$—	$279,327
Equity securities	2,321	$—	—	2,321
Total	$281,648	$—	$—	$281,648
Liabilities:
Acquisition-related contingent consideration—short-term	$—	$—	$4,282	$4,282
Acquisition-related contingent consideration—long-term	—	—	41,723	41,723
Total	$—	$—	$46,005	$46,005

At December 31, 2014, money market funds include $124.4 million in Qualified Settlement Funds to be disbursed to mesh-related product liability claimants. See Note 14. Commitments and Contingencies for further discussion of our product liability cases.

	Fair Value Measurements at Reporting Date using:
December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market funds	$843,390	$—	$—	$843,390
Equity securities	2,979	—	—	2,979
Total	$846,369	$—	$—	$846,369
Liabilities:
Acquisition-related contingent consideration—short-term	$—	$—	$3,878	$3,878
Acquisition-related contingent consideration—long-term	—	—	869	869
Total	$—	$—	$4,747	$4,747

At December 31, 2013, money market funds include $700.0 million from the proceeds of the issuance of the New 2022 Notes and $70.0 million of capitalization by EHSI. This cash was restricted until the Paladin transaction closed.
Acquisition-Related Contingent Consideration
On November 30, 2010 (the Qualitest Pharmaceuticals Acquisition Date), the Company acquired Generics International (US Parent), Inc. (doing business as Qualitest Pharmaceuticals), which was party to an asset purchase agreement with Teva Pharmaceutical Industries Ltd (Teva) (the Teva Agreement). Pursuant to this agreement, Qualitest Pharmaceuticals purchased certain pipeline generic products from Teva and could be obligated to pay consideration to Teva upon the achievement of certain future regulatory milestones (the Teva Contingent Consideration).
The current range of the undiscounted amounts the Company could be obligated to pay in future periods under the Teva Agreement is between zero and $7.5 million after giving effect to the first quarter 2013 payment. The Company is accounting for the Teva Contingent Consideration in the same manner as if it had entered into that arrangement with respect to its acquisition of Qualitest Pharmaceuticals. Accordingly, the fair value was estimated based on a probability-weighted discounted cash flow model (income approach). The resultant probability-weighted cash flows were then discounted using a discount rate of U.S. Prime plus 300 basis points. Using this valuation technique, the fair value of the contractual obligation to pay the Teva Contingent Consideration was determined to be approximately $5.2 million at December 31, 2014 and $4.7 million at December 31, 2013. The increase in the balance primarily relates to changes in the fair value of the liability, primarily reflecting changes to the present value assumptions associated with our valuation model.
During the second quarter of 2014, in connection with our acquisition of Sumavel®, we entered into an agreement to make contingent cash consideration payments to the former owner of Sumavel® of between zero and $20.0 million, based on certain factors relating primarily to the financial performance of Sumavel®. At the acquisition date, we estimated the fair value of this obligation to be $4.1 million based on a probability-weighted discounted cash flow model (income approach). Using this valuation technique, the fair value of the contractual obligation to pay the Sumavel® Contingent Consideration was determined to be approximately $4.7 million at December 31, 2014. The increase in the balance primarily relates to changes in the fair value of the liability, primarily reflecting changes to the present value assumptions associated with our valuation model.
In connection with our acquisition of DAVA, we agreed to make cash consideration payments of up to $25.0 million contingent on the achievement of certain sales-based milestones. At the DAVA Acquisition date, we estimated the fair value of this obligation to be $5.1 million based on a probability-weighted discounted cash flow model (income approach). Using this valuation technique, the fair value of the contractual obligation to pay the DAVA® Contingent Consideration was determined to be approximately $5.1 million at December 31, 2014.
In connection with the acquisition of Natesto™, we entered into an agreement to make contingent cash consideration payments to the former owners of Natesto™ based on certain potential clinical and commercial milestones of up to $165.0 million as well as royalties based on a percentage of potential future sales of Natesto™. At the Natesto™ acquisition date, we estimated the fair value of this obligation to be $31.0 million based on a probability-weighted discounted cash flow model (income approach). Using this valuation technique, the fair value of the contractual obligation to pay the Natesto™ Contingent Consideration was determined to be approximately $31.0 million at December 31, 2014.
Amounts recorded for the short-term and long-term portions of acquisition related contingent consideration are included in Accrued expenses and Other liabilities, respectively, in the Consolidated Balance Sheets.
Fair Value Measurements Using Significant Unobservable Inputs
The following table presents changes to the Company’s liability for acquisition-related contingent consideration, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2014 and 2013 (in thousands):

	2014	2013
Beginning of period	$4,747	$8,924
Amounts acquired	40,224	—
Amounts settled	—	(5,000)
Transfers (in) and/or out of Level 3	—	—
Changes in fair value recorded in earnings	1,034	823
End of period	$46,005	$4,747

The following is a summary of available-for-sale securities held by the Company at December 31, 2014 and December 31, 2013 (in thousands):

	Available-for-sale
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
December 31, 2014
Money market funds	$279,327	$—	$—	$279,327
Total included in cash and cash equivalents	$154,959	$—	$—	$154,959
Total included in restricted cash and cash equivalents	$124,368	$—	$—	$124,368
Equity securities	$805	$10	$—	$815
Total other short-term available-for-sale securities	$805	$10	$—	$815
Equity securities	$1,766	$—	$(260)	$1,506
Long-term available-for-sale securities	$1,766	$—	$(260)	$1,506

	Available-for-sale
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
December 31, 2013
Money market funds	$843,390	$—	$—	$843,390
Total included in cash and cash equivalents	$73,390	$—	$—	$73,390
Total included in restricted cash and cash equivalents	$770,000	$—	$—	$770,000
Equity securities	$1,766	$1,213	$—	$2,979
Long-term available-for-sale securities	$1,766	$1,213	$—	$2,979

Nonrecurring Fair Value Measurements
The Company’s financial assets measured at fair value on a nonrecurring basis during the year ended December 31, 2014 were as follows (in thousands):

	Fair Value Measurements at Reporting Date using:			Total Income (Expense) for the Year Ended December 31, 2014
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Certain other intangible assets	$—	$—	$3,300	$(18,200)
Property, plant and equipment (See Note 9)	—	—	—	(4,342)
	$—	$—	$3,300	$(22,542)
Liabilities:
Minimum Voltaren® Gel royalties due to Novartis	$—	$—	$37,500	$—
Total	$—	$—	$37,500	$—
The Company’s financial assets, excluding assets held for sale, measured at fair value on a nonrecurring basis during the year ended December 31, 2013 were as follows (in thousands):

	Fair Value Measurements at Measurement Date using:			Total Expense for the Year Ended December 31, 2013
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
AMS IPR&D intangible asset	$—	$—	$8,000	$(6,000)
Qualitest IPR&D intangible assets	—	—	—	(17,000)
Epicept intangible asset	—	—	—	(1,500)
Property, plant and equipment (See Note 9)	—	—	—	(7,511)
Total	$—	$—	$8,000	$(32,011)
Liabilities:
Minimum Voltaren® Gel royalties due to Novartis	$—	$—	$21,451	$—
Total	$—	$—	$21,451	$—

See Note 10. Goodwill and Other Intangibles for a discussion of goodwill and intangible asset impairment charges related to our continuing operations, including an intangible asset associated with our AMS business which is not classified as held for sale based on management’s current expectation that this asset will remain with the Company subsequent to sale. Additionally, during the year ended December 31, 2013, goodwill and other intangible assets associated with our AMS and HealthTronics businesses, which are classified as held for sale in the Consolidated Balance Sheets, were measured at fair value using Level 3 inputs. The results of these fair value measurements are not included in the preceding table. As a result of these nonrecurring fair value measurements, we recorded an aggregate related pre-tax asset impairment charges of $648.2 million. Refer to Note 3. Discontinued Operations for further discussion.
The nonrecurring fair value measurements described above were based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value hierarchy.